Disposal of Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Noncurrent Assets Or Disposal Groups Classified As Held For Sale [Abstract]
Summary of reclassified as held for sale

US$m

Assets classified as held for sale
Inventories	4
Oil and gas properties	618
Lease assets	3
Goodwill	197
Other assets	1

Total assets held for sale	823

Liabilities directly associated with assets held for sale
Payables	(26)
Deferred tax liabilities	(61)
Lease liabilities	(7)

Total liabilities directly associated with assets held for sale	(94)